Related Party Balances and Transactions - Schedule of Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties	¥ 489	¥ 128
Due to related parties	495	11,875
Shareholders [Member]
Related Party Transaction [Line Items]
Due from related parties	149	128
Huibao Huipei [Member]
Related Party Transaction [Line Items]
Due from related parties	340
Xiaoke [Member]
Related Party Transaction [Line Items]
Due to related parties	¥ 495	11,753
Other [Member]
Related Party Transaction [Line Items]
Due to related parties		¥ 122